Segment report - Exploration and Production International Segment (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 ZAR (R) Bcf	Dec. 31, 2019 ZAR (R)	Jun. 30, 2021 Bcf	Jun. 30, 2020 ZAR (R)
Disclosure of operating segments
EBIT	R 21,650	R 9,853		R (111,030)
Exploration And Production International
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	(12.00%)
EBIT	R 897	1,023		R 1,197
Exploration And Production International | MOZAMBIQUE
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)	4.00%
EBIT	R 1,400
Gas production volumes | Bcf	58.7
Exploration And Production International | MOZAMBIQUE | Forecast | Minimum
Disclosure of operating segments
Gas production volumes | Bcf			114
Exploration And Production International | MOZAMBIQUE | Forecast | Maximum
Disclosure of operating segments
Gas production volumes | Bcf			118
Exploration And Production International | GABON
Disclosure of operating segments
EBIT	R (85)
Exploration And Production International | Canada
Disclosure of operating segments
EBIT	R (95)	R (142)